Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Parenthetical) (Detail)		12 Months Ended
	Oct. 25, 2022	Dec. 31, 2022
CXNeoris N V [Member]
Disclosure of defined benefit plans [line items]
Equity holdings sold percentage	65.00%	65.00%